Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Number and average number of employees [abstract]
Salary and other remuneration	kr 273	kr 347
Of which annual variable remuneration	28	79
Pension costs	kr 25	kr 32